UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET SHORT DURATION

MUNICIPAL INCOME FUND

FORM N-Q

JULY 31, 2010

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 81.9%
Alabama - 0.6%
Alabama State Public School & College Authority	5.000%	5/1/14	$7,500,000	$8,542,575
East Alabama Health Care Authority, Health Care Facilities Revenue	5.000%	9/1/13	500,000	523,160	(a)

Total Alabama				9,065,735

Alaska - 0.2%
North Slope Boro, AK, GO	5.000%	6/30/12	1,500,000	1,618,005
North Slope Boro, AK, GO	5.000%	6/30/13	1,500,000	1,665,450

Total Alaska				3,283,455

Arizona - 1.7%
Arizona State, COP:
Department of Administration, AGM	5.000%	10/1/13	6,000,000	6,672,840
Department of Administration, AGM	5.000%	10/1/14	12,405,000	14,052,136
Maricopa County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project	7.000%	12/1/10	2,000,000	2,038,060	(a)(b)
Phoenix, AZ, Civic Improvement Corp., Water System Revenue	5.000%	7/1/13	2,255,000	2,519,106

Total Arizona				25,282,142

California - 10.6%
California Health Facilities Financing Authority Revenue:
Adventist Health System	5.000%	3/1/11	1,290,000	1,321,915
Adventist Health System	5.000%	3/1/12	1,720,000	1,802,319
Adventist Health System	5.000%	3/1/13	2,000,000	2,134,220
Providence Health & Services System	5.000%	10/1/12	1,000,000	1,073,150
Providence Health & Services System	5.250%	10/1/13	500,000	552,395
California Infrastructure & Economic Development Bank Revenue:
J. Paul Getty Trust	2.500%	4/1/13	5,000,000	5,193,550	(a)
Pacific Gas & Electric Co.	2.250%	4/2/12	3,500,000	3,518,165	(a)
California State, Economic Recovery, GO	5.000%	7/1/14	10,000,000	11,266,800	(a)
California Statewide CDA Revenue:
FHA, Methodist Hospital Project	5.500%	8/1/13	2,450,000	2,700,047
FHA, Methodist Hospital Project	5.500%	2/1/14	2,000,000	2,218,520
Proposition 1A Receivables Program	5.000%	6/15/13	20,000,000	21,925,200
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/15	750,000	838,290
Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,117,280
Compton, CA, Community RDA, Refunding, Tax Allocation Redevelopment Project, AMBAC	5.000%	8/1/11	2,500,000	2,556,375
El Dorado, CA, Irrigation District, COP	3.500%	8/1/15	1,085,000	1,146,595
Los Angeles, CA, USD, GO, TRAN	2.000%	8/12/10	15,000,000	15,007,200
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	5.000%	2/7/13	4,000,000	4,293,160	(a)
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	4.000%	7/1/11	750,000	769,875
Procter & Gamble Project	5.000%	7/1/12	600,000	644,418
Procter & Gamble Project	5.000%	7/1/13	800,000	883,720
Procter & Gamble Project	5.000%	7/1/14	650,000	732,342
Procter & Gamble Project	5.000%	7/1/15	875,000	993,178
Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,134,740
San Bernardino County, CA, COP, Arrowhead Project	5.000%	8/1/14	5,000,000	5,464,100
San Bernardino County, CA, Transportation Authority, Sales Tax Revenue	4.000%	5/1/12	7,000,000	7,374,080
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/13	4,220,000	4,679,220

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/14	$2,000,000	$2,276,860
San Francisco, CA, City & County Airports Commission, International Airport Revenue	2.250%	12/4/12	16,500,000	16,889,730	(a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/15	4,300,000	4,872,330
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/12	6,285,000	6,764,420
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/13	6,005,000	6,604,419
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	5,000,000	5,590,400
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	4,890,000	5,738,757
William S. Hart, CA, Union High School District, GO:
BAN	4.000%	12/1/11	3,000,000	3,058,980
BAN	5.000%	12/1/11	7,000,000	7,228,270

Total California				160,365,020

Colorado - 2.2%
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	11/8/12	3,250,000	3,522,025	(a)
Catholic Health Initiatives	5.000%	11/12/13	7,000,000	7,748,580	(a)
Catholic Health Initiatives	5.250%	11/12/13	1,750,000	1,955,765	(a)
Catholic Health Initiatives	5.250%	11/12/13	250,000	287,697	(a)(c)
Catholic Health Initiatives	5.000%	11/11/14	5,000,000	5,604,250	(a)
Evangelical Lutheran Good Samaritan Society	5.000%	12/1/14	10,000,000	10,800,900	(a)
Denver, CO, City & County, Excise Tax Revenue, AGM	5.000%	9/1/12	2,500,000	2,694,625
E-470 Public Highway Authority Revenue, CO, NATL	5.000%	9/1/11	1,000,000	1,035,100	(a)

Total Colorado				33,648,942

Connecticut - 0.8%
Connecticut State, HEFA Revenue:
Ascension Health Credit	3.500%	2/1/12	2,900,000	3,003,994	(a)
Yale University	4.000%	2/7/13	8,400,000	9,085,860	(a)

Total Connecticut				12,089,854

District of Columbia - 2.1%
District of Columbia Income Tax Secured Revenue	5.000%	12/1/12	21,295,000	23,366,578
District of Columbia Revenue, BAN	4.000%	12/1/12	7,500,000	7,896,750

Total District of Columbia				31,263,328

Florida - 6.5%
Citizens Property Insurance Corp., FL:
Senior Secured High Risk Notes	2.000%	4/21/11	12,500,000	12,588,625
Senior Secured High Risk Notes	5.000%	6/1/11	1,000,000	1,023,150
Senior Secured High Risk Notes	5.000%	6/1/12	10,000,000	10,503,400
Senior Secured High Risk Notes	5.000%	6/1/13	25,000,000	26,219,000
Florida State Board of Education, Lottery Revenue, FGIC	5.500%	7/1/12	5,000,000	5,282,200
Florida State Municipal Power Agency Revenue, All Requirements Power	5.000%	10/1/13	3,850,000	4,257,792
Florida Water Pollution Control Financing Corp. Revenue	3.000%	1/15/12	2,630,000	2,730,124
JEA, FL, Electric System Revenue	5.000%	10/1/14	5,000,000	5,632,000
Miami-Dade County, FL, IDA, Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project	5.400%	8/1/11	1,000,000	1,035,020	(a)(b)
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/15	15,235,000	17,391,819

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/12	$1,465,000	$1,578,010
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/13	1,370,000	1,507,534
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/14	1,990,000	2,217,756
Volusia County, FL, School Board, Sales Tax Revenue, AGM	5.500%	10/1/12	5,465,000	5,876,569

Total Florida				97,842,999

Georgia - 0.8%
Atlanta, GA, Water & Wastewater Revenue	4.000%	11/1/11	2,500,000	2,580,000
Atlanta, GA, Water & Wastewater Revenue	4.000%	11/1/12	3,365,000	3,546,643
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/11	2,500,000	2,546,575
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/12	2,300,000	2,458,102
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/13	1,400,000	1,525,650

Total Georgia				12,656,970

Illinois - 5.2%
Chicago, IL, Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/15	2,155,000	2,457,734
Illinois EFA Revenues, University of Chicago	3.375%	2/3/14	8,000,000	8,587,520	(a)
Illinois Finance Authority Revenue, Northwestern Memorial Hospital	5.000%	8/15/13	3,250,000	3,553,355
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	12,000,000	12,101,760	(a)
Illinois State Sales Tax Revenue	5.000%	6/15/11	2,500,000	2,589,075
Illinois State, GO	5.000%	1/1/15	45,000,000	49,430,250	(d)

Total Illinois				78,719,694

Indiana - 1.7%
Indiana Health Facility Financing Authority Revenue	5.000%	8/1/13	5,330,000	5,895,247	(a)
Jasper County, IN, PCR:
Northern Indiana Public Service, NATL	4.150%	8/1/10	1,000,000	1,000,000
Northern Indiana Public Service, NATL	5.200%	6/1/13	1,000,000	1,080,270
Richmond, IN, Hospital Authority Revenue:
Reid Hospital & Health Care Services Inc. Project	3.250%	1/1/12	1,000,000	1,018,940
Reid Hospital & Health Care Services Inc. Project	4.000%	1/1/13	1,000,000	1,037,680
Reid Hospital & Health Care Services Inc. Project	4.250%	1/1/14	1,255,000	1,314,148
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	2.800%	6/2/14	15,260,000	14,124,961	(a)

Total Indiana				25,471,246

Iowa - 0.9%
Iowa Finance Authority Health Facilities Revenue, Central Iowa Health System	5.000%	8/15/12	5,500,000	5,873,505	(a)
Waterloo, IA, Community School District, School Infrastructure Sales & Services Tax Revenue, BAN	3.750%	5/1/12	7,500,000	7,666,050

Total Iowa				13,539,555

Kansas - 0.3%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	4,000,000	4,307,840	(a)

Kentucky - 0.5%
Kentucky State Property & Building Commission, EDR	5.000%	5/1/14	2,035,000	2,312,269

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - continued
Kentucky State Property & Building Commission Revenue, AGM	5.250%	10/1/15	$3,800,000	$4,457,286

Total Kentucky				6,769,555

Louisiana - 0.5%
Louisiana Local Government Environmental Facilities & CDA:
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/13	1,750,000	1,873,235
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/14	1,500,000	1,619,730
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	3.500%	6/1/13	730,000	761,967
Rapides, LA, Finance Authority Revenue, Cleco Power LLC Project	6.000%	10/1/11	2,500,000	2,615,050	(a)(b)

Total Louisiana				6,869,982

Massachusetts - 0.2%
Massachusetts State HEFA Revenue:
Amherst College	2.750%	1/5/12	2,350,000	2,419,607	(a)
Northeastern University	4.000%	10/1/12	1,000,000	1,066,550

Total Massachusetts				3,486,157

Michigan - 2.7%
Michigan State Building Authority Revenue:
Facilities Program	3.000%	10/15/12	2,225,000	2,290,994
Facilities Program	3.000%	10/15/13	2,430,000	2,514,783
Facilities Program	4.000%	10/15/14	2,915,000	3,116,951
Facilities Program	4.000%	10/15/15	2,030,000	2,155,068
Michigan State Housing Development Authority	3.200%	12/1/11	4,500,000	4,550,085
Michigan State Housing Development Authority	3.500%	6/1/12	8,225,000	8,382,426
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison Co.	5.250%	8/1/14	11,000,000	12,230,790	(a)
Michigan State Trunk Line, FGIC	5.000%	11/1/11	2,260,000	2,383,961
Western Townships, MI, Utilities Authority Sewer Disposal Systems, GO	4.000%	1/1/13	1,000,000	1,060,620
Western Townships, MI, Utilities Authority Sewer Disposal Systems, GO	4.000%	1/1/14	2,100,000	2,262,162

Total Michigan				40,947,840

Minnesota- 0.8%
Minnesota Agricultural & Economic Development Board Revenue:
Essentia Health Care	4.000%	2/15/14	3,460,000	3,727,873
Essentia Health Care	5.000%	2/15/15	1,340,000	1,491,755
Northern Municipal Power Agency, MN, Electric System Revenue	5.000%	1/1/13	6,000,000	6,545,580

Total Minnesota				11,765,208

Missouri - 0.1%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.000%	8/1/13	500,000	536,565
Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project	4.900%	7/1/13	700,000	743,589	(a)(b)

Total Missouri				1,280,154

Nevada - 0.4%
Clark County, NV, Refunding Bond Bank, GO, AMBAC	5.000%	11/1/13	1,400,000	1,566,250
Clark County, NV, Airport Revenue	5.000%	7/1/12	4,500,000	4,818,060

Total Nevada				6,384,310

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 4.7%
Ewing Township, NJ, GO, BAN	4.000%	8/12/10	$8,075,000	$8,076,130
Gloucester County, NJ, Improvement Authority, Solid Waste Resource Recovery Revenue, Waste Management Inc. Project	2.625%	12/3/12	5,250,000	5,315,887	(a)
New Jersey EDA Revenue:
EL Dorado	1.050%	10/1/10	6,400,000	6,442,752	(a)
School Facilities Construction	5.000%	12/15/13	2,000,000	2,237,140
School Facilities Construction	5.000%	12/15/14	2,000,000	2,269,200
New Jersey Health Care Facilities Financing Authority Revenue:
Catholic Health East	5.000%	11/15/13	2,325,000	2,543,015
Catholic Health East	5.000%	11/15/14	4,710,000	5,185,004
New Jersey State EFA Revenue, University of Medicine & Dentistry of New Jersey	6.000%	12/1/14	5,000,000	5,706,350
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/13	4,725,000	5,153,180
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/15	4,500,000	4,932,720
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	2.550%	11/1/12	14,085,000	14,095,282
New Jersey State Transportation Trust Fund Authority, Transportation Systems	5.000%	6/15/11	2,500,000	2,603,525	(e)
New Jersey State Transportation Trust Fund Authority, Transportation Systems, FGIC	5.250%	12/15/13	5,000,000	5,651,450

Total New Jersey				70,211,635

New Mexico - 0.3%
Albuquerque, NM, Airport Revenue	5.000%	7/1/12	1,665,000	1,777,138
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	5.000%	8/1/12	2,000,000	2,112,960

Total New Mexico				3,890,098

New York - 11.5%
Babylon, NY, Industrial Development Agency Resource Recovery Revenue:
Covanta Babylon Inc.	5.000%	1/1/14	2,500,000	2,750,225
Covanta Babylon Inc.	5.000%	1/1/15	4,295,000	4,748,037
MTA, NY, Revenue	5.000%	11/15/13	5,000,000	5,539,400	(a)
New York City, NY, HDC, MFH Revenue	3.000%	11/1/12	6,000,000	6,078,120
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	11/1/13	4,000,000	4,548,920
Future Tax Secured	5.000%	11/1/14	20,935,000	24,318,724
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/13	2,470,000	2,710,133
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/14	3,000,000	3,374,070
New York City, NY, Trust for Cultural Resources Revenue:
Juilliard School	2.750%	7/1/12	3,550,000	3,672,582	(a)
Juilliard School	2.100%	7/1/15	4,000,000	4,076,920	(a)
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project of New Jersey	2.500%	1/2/13	4,000,000	4,061,960	(a)
New York State Thruway Authority General Revenue, BAN	4.000%	7/15/11	15,000,000	15,520,200
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.000%	4/1/15	33,000,000	37,713,390
New York, NY, GO	5.000%	9/1/12	2,500,000	2,717,800
Triborough Bridge & Tunnel Authority, NY, Revenue	4.000%	11/15/12	27,500,000	29,607,875	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/14	$20,000,000	$22,990,000	(a)

Total New York				174,428,356

North Dakota - 0.2%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	3.500%	7/1/15	3,000,000	3,035,070	(a)(b)

Ohio - 2.9%
Akron, OH, Special Assessment, Street Improvement Notes	3.500%	10/1/10	4,500,000	4,506,075
Montgomery County, OH, Revenue, Miami Valley Hospital	5.250%	11/15/14	2,650,000	2,885,505	(a)
Ohio State Air Quality Development Authority Revenue:
Columbus Southern Power Co.	3.875%	6/1/14	5,000,000	5,249,150	(a)
FirstEnergy Generation Corp.	5.250%	3/1/11	4,000,000	4,087,160	(a)
Pollution Control, FirstEnergy Generation Corp.	4.750%	8/1/12	14,000,000	14,838,880	(a)
Ohio State Higher Educational Facility Commission Revenue, Oberlin College	5.000%	10/1/14	3,000,000	3,447,840
Ohio State University, General Receipts	5.000%	12/1/14	7,000,000	8,101,730

Total Ohio				43,116,340

Oregon - 1.1%
Clackamas County, OR, Hospital Facility Authority Revenue:
Legacy Health System	5.000%	7/15/12	7,000,000	7,345,520	(a)
Legacy Health System	5.000%	7/15/14	5,000,000	5,369,550	(a)
Oregon State Department of Administrative Services, Lottery Revenue	5.000%	4/1/14	2,000,000	2,291,300
Oregon State Facilities Authority Revenue:
Legacy Health System	5.000%	3/15/13	1,000,000	1,073,630
Legacy Health System	5.000%	3/15/14	750,000	814,658

Total Oregon				16,894,658

Pennsylvania - 4.6%
Allegheny County, PA, Hospital Development Authority Revenue, University Pittsburgh Medical Center	5.000%	5/15/15	8,250,000	9,276,547
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.000%	4/2/12	5,000,000	5,107,600	(a)
Montgomery County, PA, Higher Education & Health Authority Hospital Revenue:
Abington Memorial Hospital	5.000%	6/1/13	2,000,000	2,156,500
Abington Memorial Hospital	5.000%	6/1/14	2,670,000	2,929,364
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, Exelon Generation Co. LLC	5.000%	6/1/12	2,000,000	2,115,460	(a)
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia Funding Program	5.000%	6/15/13	10,000,000	11,162,500
Philadelphia, PA, GO, TRAN	2.000%	6/30/11	10,000,000	10,117,700
Philadelphia, PA, School District, GO	5.000%	9/1/14	10,000,000	11,184,900
Pittsburgh, PA, Water & Sewer Authority System Revenue, Assured Guaranty	2.625%	9/1/12	4,750,000	4,809,042	(a)
St. Mary Hospital Authority, PA, Health System Revenue:
Catholic Health East	5.000%	11/15/13	3,100,000	3,411,426
Catholic Health East	4.000%	11/15/14	4,330,000	4,661,332
University of Pittsburgh, PA, Commonwealth System of Higher Education, University Capital Project	5.500%	9/15/13	2,800,000	3,145,828	(a)

Total Pennsylvania				70,078,199

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 2.4%
Piedmont Municipal Power Agency, SC, Electric Revenue	5.000%	1/1/15	$2,000,000	$2,223,340
York County, SC, PCR, North Carolina Electric Membership Corp., SPA-National Rural Utilities Cooperative Finance Corp.	0.875%	9/1/10	33,850,000	33,850,000	(a)

Total South Carolina				36,073,340

Tennessee - 2.6%
Lewisburg, TN, IDB, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.500%	7/1/12	4,250,000	4,264,152
Memphis, TN, Electric Systems Revenue	5.000%	12/1/15	25,000,000	29,279,750
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/15	6,000,000	6,178,440

Total Tennessee				39,722,342

Texas - 5.6%
Brazos River, TX, Harbor Navigation District Brazoria County Environmental, Dow Chemical Co.	5.500%	6/15/11	5,000,000	5,135,500	(a)
Brazos River, TX, Harbor Navigation District Brazoria County Revenue, Dow Chemical Co.	5.250%	10/1/11	5,000,000	5,038,300
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/12	2,000,000	2,135,420
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/13	3,000,000	3,262,230
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/13	4,000,000	4,476,360
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/14	3,500,000	3,853,675
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/14	2,500,000	2,854,900
Dallas-Fort Worth, TX, International Airport Revenue, NATL	4.750%	11/1/13	1,250,000	1,253,350	(b)
Gulf Coast Waste Disposal Authority, TX, Environmental Facilities Revenue, BP Products North America Project	2.300%	9/3/13	25,000,000	23,452,250	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital System	5.000%	6/1/12	5,000,000	5,357,900	(a)
Methodist Hospital System	5.000%	6/1/13	5,000,000	5,476,350	(a)
Methodist Hospital System	5.250%	12/1/13	500,000	551,330
Houston, TX, Utility System Revenue	5.000%	5/15/11	1,000,000	1,032,410	(a)
Lower Colorado, TX, River Authority Revenue	5.000%	5/15/14	10,000,000	11,396,200
North Texas Tollway Authority Revenue	5.000%	1/1/13	1,000,000	1,078,760	(a)
Northside, TX, ISD, GO, PSFG, SPA-Dexia Credit Local	3.700%	8/1/10	1,665,000	1,665,000	(a)
Texas State, GO, Transport Commission-Mobility Fund	5.000%	4/1/11	2,500,000	2,578,225
Texas Transportation Commission Centre, TX, Turnpike System Revenue	5.000%	2/15/11	3,500,000	3,564,470	(a)
Titus County, TX, Fresh Water Supply District, Southwestern Electric Power Co.	4.500%	7/1/11	1,000,000	1,022,740

Total Texas				85,185,370

U.S. Virgin Islands - 2.1%
Virgin Islands Public Finance Authority Revenue:
Senior Lien	5.000%	10/1/11	4,000,000	4,141,280
Senior Lien	5.000%	10/1/12	6,000,000	6,374,280
Senior Lien	5.000%	10/1/13	3,250,000	3,509,545
Senior Lien	5.000%	10/1/14	3,000,000	3,279,480
Subordinated Lien	5.000%	10/1/11	3,100,000	3,209,492
Subordinated Lien	5.000%	10/1/12	3,675,000	3,904,247
Subordinated Lien	5.000%	10/1/13	3,765,000	4,041,878

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - continued
Subordinated Lien	5.000%	10/1/14	$3,250,000	$3,526,055

Total U.S. Virgin Islands				31,986,257

Utah - 2.5%
Utah State, GO	4.000%	7/1/13	35,000,000	38,468,150

Virginia - 1.4%
Virginia State Public School Authority, School Financing	5.000%	8/1/14	15,000,000	17,354,850
York County, VA, EDA, PCR, Virginia Electric & Power Co.	4.050%	5/1/14	3,500,000	3,741,675	(a)

Total Virginia				21,096,525

Washington - 0.6%
Chelan County, WA, Public Utility, District No. 1, Consolidated Revenue	5.250%	7/1/14	6,000,000	6,615,300	(b)
Washington State Health Care Facilities Authority Revenue:
PeaceHealth	5.000%	11/1/13	1,000,000	1,114,020
PeaceHealth	5.000%	11/1/14	1,550,000	1,752,988

Total Washington				9,482,308

Wisconsin - 0.5%
Wisconsin HEFA, Health Care Facilities Revenue:
Luther Hospital	5.000%	11/15/12	1,750,000	1,888,005
Luther Hospital	4.000%	11/15/13	1,075,000	1,146,090
Wisconsin State Petroleum Inspection Fee Revenue	5.000%	7/1/14	3,750,000	4,290,900

Total Wisconsin				7,324,995

Wyoming - 0.1%
Sweetwater, WY, County Improvement Project, Powers Board Lease Revenue, NATL	5.000%	12/15/11	1,500,000	1,550,535

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,207,478,961)				1,237,584,164

SHORT-TERM INVESTMENTS - 17.2%
Alabama - 0.5%
Birmingham, AL, Medical Clinic Board, University of Alabama Health Services Foundation, LOC- SunTrust Bank	0.500%	8/4/10	7,635,000	7,635,000	(f)

California - 0.1%
California Health Facilities Finance Authority, Adventist Health System, LOC-Wells Fargo Bank N.A.	0.190%	8/2/10	300,000	300,000	(f)
California Infrastructure & Economic Development Bank Revenue:
Asian Art Museum Foundation, NATL, SPA- JPMorgan Chase	0.230%	8/2/10	900,000	900,000	(f)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.190%	8/2/10	800,000	800,000	(f)

Total California				2,000,000

Connecticut - 0.0%
Capital City EDA, SPA-Fleet National Bank	0.390%	8/4/10	500,000	500,000	(f)
Connecticut State HEFA Revenue, Yale-New Haven Hospital, LOC-JPMorgan Chase	0.240%	8/4/10	200,000	200,000	(f)

Total Connecticut				700,000

District of Columbia - 0.8%
District of Columbia Revenue:
Hospital for Sick Children, LOC-SunTrust Bank	0.500%	8/4/10	6,325,000	6,325,000	(f)
Thomas B. Fordham Foundation, LOC-SunTrust Bank	0.500%	8/4/10	6,300,000	6,300,000	(f)

Total District of Columbia				12,625,000

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 4.5%
Broward County, FL, EFA Revenue, Nova Southeastern University Inc., LOC-Bank of America N.A.	0.260%	8/2/10	$8,115,000	$8,115,000	(f)
Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank	0.530%	8/6/10	3,920,000	3,920,000	(f)
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center Project, LOC-Bank of America N.A.	0.250%	8/2/10	400,000	400,000	(f)
Lakeland, FL, Education Facilities Revenue, Florida Southern College Project, LOC-SunTrust Bank	0.470%	8/4/10	19,935,000	19,935,000	(f)
Lee County, FL, IDA, North Fort Myers Utility Inc., LOC-SunTrust Bank	0.560%	8/4/10	5,100,000	5,100,000	(b)(f)
Lee County, FL, IDA, Utilities Revenue, North Fort Myers Utility Project, LOC-SunTrust Bank	0.560%	8/4/10	20,370,000	20,370,000	(b)(f)
Pembroke Pines, FL, Capital Improvement Revenue, Susan B. Anthony Center, LOC-SunTrust Bank	0.500%	8/4/10	3,040,000	3,040,000	(f)
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Hospital, LOC-SunTrust Bank	0.350%	8/2/10	200,000	200,000	(f)
Sarasota-Manatee Airport Authority, LOC-SunTrust Bank	0.350%	8/2/10	470,000	470,000	(f)
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.530%	8/6/10	6,190,000	6,190,000	(f)

Total Florida				67,740,000

Georgia - 0.8%
Atlanta, GA, Urban Residential Finance Authority, MFH Revenue, Senior Housing, Big Bethel Village LP, LOC-SunTrust Bank	0.560%	8/4/10	8,135,000	8,135,000	(b)(f)
Savannah, GA, EDA Revenue, Calvary Day School Project, LOC-SunTrust Bank	0.600%	8/4/10	3,200,000	3,200,000	(f)

Total Georgia				11,335,000

Illinois - 0.1%
Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank	0.530%	8/5/10	1,080,000	1,080,000	(f)
Illinois Finance Authority Revenue, Educational Facility de Salle Project, LOC-Fifth Third Bank	0.530%	8/6/10	800,000	800,000	(f)

Total Illinois				1,880,000

Indiana - 1.0%
Indiana Health Facilities Financing Authority, Hospital Revenue, Deaconess Hospital Obligation, LOC-Fifth Third Bank	0.530%	8/6/10	12,545,000	12,545,000	(f)
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.530%	8/6/10	2,710,000	2,710,000	(f)

Total Indiana				15,255,000

Louisiana - 0.3%
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC- SunTrust Bank	0.500%	8/4/10	4,900,000	4,900,000	(f)

Maryland - 3.5%
Maryland State Health & Higher EFA Revenue:
Holton-Arms School, LOC-SunTrust Bank	0.500%	8/4/10	18,985,000	18,985,000	(f)
John Hopkins University Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank	0.500%	8/4/10	6,975,000	6,975,000	(f)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - continued
Montgomery County, MD, EDA Bonds, Sandy Springs Friends School Facility, LOC-SunTrust Bank	0.500%	8/4/10	$11,815,000	$11,815,000	(f)
Montgomery County, MD, Revenue, Sidwell Friends School, LOC-SunTrust Bank	0.500%	8/4/10	15,300,000	15,300,000	(f)

Total Maryland				53,075,000

Minnesota - 0.1%
Robbinsdale, MN, Revenue, North Memorial Health Care, LOC-Wells Fargo Bank N.A.	0.220%	8/2/10	900,000	900,000	( f)

Mississippi - 1.4%
Mississippi Development Bank, Special Obligation, Harrison, AGM, SPA-Dexia Credit Local	0.380%	8/5/10	21,100,000	21,100,000	(f)

Missouri - 0.7%
Missouri State HEFA, Parkside Meadows Inc. Project, LOC-Fifth Third Bank	0.530%	8/6/10	9,960,000	9,960,000	(f)

New Jersey - 0.1%
New Jersey Health Care Facilities Financing Authority Revenue, Somerset Medical Center	0.220%	8/5/10	1,000,000	1,000,000	(f)

New York - 0.0%
New York City, NY, GO, LIQ-Dexia Credit Local	0.230%	8/2/10	200,000	200,000	(f)

Ohio - 0.2%
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.350%	8/4/10	2,135,000	2,135,000	(f)
Summit County, OH, Port Authority Facilities Revenue, Summa Wellness Institute, LOC-Fifth Third Bank	0.560%	8/4/10	200,000	200,000	(f)

Total Ohio				2,335,000

Pennsylvania - 0.1%
Geisinger Authority, PA, Health System, Geisinger Health System Foundation, SPA-Wells Fargo Bank N.A.	0.200%	8/2/10	500,000	500,000	(f)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.250%	8/2/10	600,000	600,000	(f)

Total Pennsylvania				1,100,000

Puerto Rico - 2.7%
Commonwealth of Puerto Rico, GO:
LOC-Wells Fargo Bank N.A.	0.200%	8/5/10	600,000	600,000	(f)
Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.190%	8/2/10	18,435,000	18,435,000	(f)
Public Improvements, AGM, SPA-Dexia Bank	0.250%	8/5/10	4,600,000	4,600,000	(f)
Public Improvements, AGM, SPA-Dexia Credit Local	0.190%	8/2/10	17,600,000	17,600,000	(f)
Public Improvements, AGM, SPA-Dexia Credit Local	0.250%	8/5/10	100,000	100,000	(f)
Puerto Rico Industrial, Tourist Educational, Medical & Environmental Pollution Control Facilities Financing Authority, Ana G. Mendez University Systems Project, LOC-Banco Santander PR	0.230%	8/4/10	200,000	200,000	(f)

Total Puerto Rico				41,535,000

Texas - 0.1%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.340%	8/4/10	2,100,000	2,100,000	(f)

Virginia - 0.1%
Virginia Commonwealth University, VA, AMBAC, LOC-Wells Fargo Bank N.A.	0.230%	8/2/10	1,000,000	1,000,000	(f)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.1%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., LOC- JPMorgan Chase	0.260%	8/2/10	$1,500,000	$1,500,000	(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $259,875,000)				259,875,000

TOTAL INVESTMENTS - 99.1% (Cost - $1,467,353,961#)				1,497,459,164
Other Assets in Excess of Liabilities - 0.9%				13,075,230

TOTAL NET ASSETS - 100.0%				$1,510,534,394

(a)	Maturity date shown represents the mandatory tender date.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

Summary of Investments by Industry *

Special tax obligation	14.6%
Transportation	11.3
Health care	9.6
Industrial revenue	8.3
Education	7.4
Power	7.2
State general obligation	6.8
Other	3.5
Local general obligation	3.5
Water & sewer	3.0
Solid waste/resource recovery	2.9
Housing	2.2
Leasing	2.1
Pre-refunded/escrowed to maturity	0.2
Short-term investments	17.4

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2010 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	15.3%
AA/Aa	28.9
A	25.2
BBB/Baa	6.6
A-1/SP-1/VMIG1	23.1
NR	0.9

100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 13 through 16 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C — Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered mediumgrade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated” Caa” are judged to be of poor standing and are subject to very high credit risk.

Bond Ratings (unaudited) (continued)

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Bonds rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Bonds rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Bonds rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-term security Ratings (unaudited) (continued)

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issuer Credit Ratings

A-1 — A short-term obligation rated “A-1”is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 — A short-term obligation rated “A-2” rated by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” rated by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” rated by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Obligation Ratings

MIG 1 —Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

Short-term security Ratings (unaudited) (continued)

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SC — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Security Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†		$1,237,584,164	—	$1,237,584,164
Short-term investments†	—	259,875,000	—	259,875,000

Total investments	—	$1,497,459,164		$1,497,459,164

Other financial instruments:
Futures contracts	$(1,782,875)	—	—	(1,782,875)

Total	$(1,782,875)	$1,497,459,164	—	$1,495,676,289

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,052,062
Gross unrealized depreciation	(2,946,859)

Net unrealized appreciation	$30,105,203

At July 31, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 5-Year Notes	500	9/10	$58,131,188	$59,914,063	$(1,782,875)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at July 31, 2010.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	—	$(1,782,875)

During the period ended July 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$23,535,547

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a

Notes to Schedule of Investments (unaudited) (continued)

percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 24, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 24, 2010